UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2015 (Unaudited)

Deutsche CROCI® International Fund

	Shares	Value ($)
Common Stocks 97.3%
Australia 1.5%
BHP Billiton Ltd. (Cost $65,625,910)	2,717,462	36,661,640
Denmark 2.0%
A P Moller-Maersk AS "B" (Cost $67,140,012)	32,511	49,671,633
France 8.0%
Cie Generale des Etablissements Michelin	485,668	48,745,105
Engie	2,722,697	47,465,515
Sanofi	477,295	42,318,673
Sodexo SA	549,103	54,208,540
(Cost $205,225,866)		192,737,833
Germany 4.3%
Merck KGaA	518,206	52,877,367
Siemens AG (Registered)	488,835	50,504,217
(Cost $104,146,615)		103,381,584
Hong Kong 5.9%
CLP Holdings Ltd.	5,481,618	45,814,049
Hong Kong & China Gas Co., Ltd.	23,498,943	46,448,071
MTR Corp., Ltd.	10,684,957	49,570,830
(Cost $144,146,480)		141,832,950
Japan 21.4%
Bridgestone Corp.	1,326,740	47,106,100
Denso Corp.	1,000,549	47,650,976
Isuzu Motors Ltd.	4,123,368	46,325,272
JGC Corp.	2,929,094	49,737,174
Kyocera Corp.	977,799	45,153,503
Mitsubishi Electric Corp.	4,497,584	49,666,828
Osaka Gas Co., Ltd.	12,005,000	44,514,741
Otsuka Holdings Co., Ltd.	1,515,332	50,168,999
Sumitomo Metal Mining Co., Ltd.	3,711,036	41,663,018
Toyota Industries Corp.	927,818	49,120,013
Toyota Motor Corp.	775,400	48,150,130
(Cost $566,428,976)		519,256,754
Netherlands 1.9%
Koninklijke DSM NV (Cost $53,977,496)	909,891	46,209,086
Singapore 3.6%
Keppel Corp., Ltd.	9,363,005	43,416,411
Singapore Airlines Ltd.	6,128,382	44,101,380
(Cost $116,263,791)		87,517,791
Spain 3.9%
Gas Natural SDG SA	2,193,308	47,399,592
Iberdrola SA	6,794,133	47,491,656
(Cost $102,308,081)		94,891,248
Sweden 2.0%
Telefonaktiebolaget LM Ericsson "B" (Cost $60,233,419)	4,945,786	48,080,337
Switzerland 13.7%
ABB Ltd. (Registered)*	2,616,042	49,441,310
Kuehne + Nagel International AG (Registered)	351,004	47,394,868
Nestle SA (Registered)	632,937	46,923,963
Roche Holding AG (Genusschein)	180,433	48,269,734
Sika AG (Bearer)	14,681	49,630,798
Swatch Group AG (Bearer) (a)	122,586	43,004,362
Wolseley PLC	835,423	48,483,540
(Cost $358,355,524)		333,148,575
United Kingdom 29.1%
BAE Systems PLC	6,948,481	53,948,291
Barratt Developments PLC	4,879,952	44,013,460
Bunzl PLC	1,746,050	50,481,764
Burberry Group PLC	2,382,407	44,574,248
easyJet PLC	1,776,761	44,221,573
ITV PLC	12,412,395	50,618,561
Johnson Matthey PLC	1,227,875	52,296,183
National Grid PLC	3,358,590	46,875,055
Next PLC	396,279	47,245,207
Persimmon PLC*	1,551,968	44,628,331
Rolls-Royce Holdings PLC*	4,618,477	42,161,821
Smiths Group PLC	3,186,750	49,608,913
SSE PLC	1,998,018	43,115,992
Taylor Wimpey PLC	16,061,434	46,980,917
Whitbread PLC	638,538	43,716,529
(Cost $777,938,678)		704,486,845
Total Common Stocks (Cost $2,621,790,848)		2,357,876,276
Preferred Stock 0.0%
United Kingdom
Rolls-Royce Holdings PLC* (Cost $666,339)	432,168,697	650,889
Securities Lending Collateral 1.8%
Daily Assets Fund Institutional, 0.20% (b) (c) (Cost $44,195,890)	44,195,890	44,195,890
Cash Equivalents 2.6%
Central Cash Management Fund, 0.14% (b) (Cost $62,872,539)	62,872,539	62,872,539
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,729,525,616) †	101.7	2,465,595,594
Other Assets and Liabilities, Net	(1.7)	(41,577,129)
Net Assets	100.0	2,424,018,465

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,732,212,300. At November 30, 2015, net unrealized depreciation for all securities based on tax cost was $266,616,706. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,914,623 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $287,531,329.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2015 amounted to $42,547,608, which is 1.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At November 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,838,132	AUD	2,556,932	12/30/2015	7,871	Merrill Lynch & Co., Inc.
USD	2,835,542	SGD	4,004,854	12/30/2015	636	Merrill Lynch & Co., Inc.
AUD	53,801,152	USD	38,986,467	12/30/2015	144,177	Citigroup, Inc.
CHF	284,219,134	USD	278,496,723	12/30/2015	1,496,222	Morgan Stanley
CHF	8,447,628	USD	8,239,475	12/30/2015	6,401	Citigroup, Inc.
DKK	6,681,796	USD	950,028	12/30/2015	2,303	Citigroup, Inc.
DKK	330,365,143	USD	46,948,140	12/30/2015	90,162	Merrill Lynch & Co., Inc.
EUR	402,729,055	USD	426,880,918	12/30/2015	910,486	Morgan Stanley
EUR	11,352,276	USD	12,038,169	12/30/2015	30,756	Citigroup, Inc.
GBP	488,733,081	USD	736,418,119	12/30/2015	205,782	Merrill Lynch & Co., Inc.
HKD	1,125,353,606	USD	145,215,349	12/30/2015	52,262	UBS AG
JPY	64,262,460,433	USD	524,274,809	12/30/2015	1,562,712	UBS AG
SGD	129,187,347	USD	91,745,210	12/30/2015	256,642	Citigroup, Inc.
Total unrealized appreciation					4,766,412

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	2,312,537	HKD	17,919,068	12/30/2015	(1,097)	Merrill Lynch & Co., Inc.
GBP	10,014,818	USD	15,077,299	12/30/2015	(8,712)	Citigroup, Inc.
SEK	415,740,645	USD	47,571,076	12/30/2015	(160,342)	Merrill Lynch & Co., Inc.
Total unrealized depreciation					(170,151)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At November 30, 2015 the Deutsche CROCI International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock

Industrials	723,061,442	30.6%
Consumer Discretionary	706,087,751	29.9%
Utilities	369,124,671	15.7%
Materials	226,460,725	9.6%
Health Care	193,634,773	8.2%
Information Technology	93,233,840	4.0%
Consumer Staple	46,923,963	2.0%
Total	2,358,527,165	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$36,661,640	$—	$36,661,640
Denmark	—	49,671,633	—	49,671,633
France	—	192,737,833	—	192,737,833
Germany	—	103,381,584	—	103,381,584
Hong Kong	—	92,262,120	49,570,830	141,832,950
Japan	—	519,256,754	—	519,256,754
Netherlands	—	46,209,086	—	46,209,086
Singapore	—	87,517,791	—	87,517,791
Spain	—	94,891,248	—	94,891,248
Sweden	—	48,080,337	—	48,080,337
Switzerland	—	333,148,575	—	333,148,575
United Kingdom	—	704,486,845	—	704,486,845
Preferred Stock	650,889	—	—	650,889
Short-Term Investments (d)	107,068,429	—	—	107,068,429
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	4,766,412	—	4,766,412
Total	$107,719,318	$2,313,071,858	$49,570,830	$2,470,362,006
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(170,151)	$—	$(170,151)
Total	$—	$(170,151)	$—	$(170,151)

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation)on forward foreign currency exchange contract.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 4,596,261

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® International Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2016